Supplement Dated October __, 2007 to Prospectus Dated June 1, 2007

AETOS CAPITAL MULTI-STRATEGY ARBITRAGE FUND, LLC

AETOS CAPITAL DISTRESSED INVESTMENT STRATEGIES FUND, LLC

AETOS CAPITAL LONG/SHORT STRATEGIES FUND, LLC

AETOS CAPITAL MARKET NEUTRAL STRATEGIES FUND, LLC

AETOS CAPITAL OPPORTUNITIES FUND, LLC

(each, a “Fund,” and collectively, the “Funds”)

James M. Allwin, Chairman of each Fund’s Board of Managers and the Chief Executive Officer of Aetos Capital, LLC (the parent entity of Aetos Alternatives Management, LLC, each Fund’s investment manager (the “Investment Manager”)), died on October 19, 2007. Because Mr. Allwin had a controlling interest in the Investment Manager, pursuant to the Investment Company Act Mr. Allwin’s death resulted in the automatic termination of each Fund’s investment advisory agreement (each, an “Advisory Agreement”) with the Investment Manager. Each Fund’s Board has approved an interim advisory agreement between each Fund and the Investment Manager (each, an “Interim Advisory Agreement”), pursuant to which the Investment Manager will continue to provide investment management services to each Fund under the same terms as the terminated Advisory Agreement. Each Fund’s Interim Advisory Agreement will terminate upon the sooner to occur of (i) March 14, 2008, or (ii) the approval by each Fund’s Members of a successor investment advisory agreement between the Fund and the Investment Manager.

Please retain this supplement for future reference.

Supplement Dated October __, 2007

to Statement of Additional Information Dated June 1, 2007

AETOS CAPITAL MULTI-STRATEGY ARBITRAGE FUND, LLC

AETOS CAPITAL DISTRESSED INVESTMENT STRATEGIES FUND, LLC

AETOS CAPITAL LONG/SHORT STRATEGIES FUND, LLC

AETOS CAPITAL MARKET NEUTRAL STRATEGIES FUND, LLC

AETOS CAPITAL OPPORTUNITIES FUND, LLC

(each, a “Fund,” and collectively, the “Funds”)

James M. Allwin, Chairman of each Fund’s Board of Managers and the Chief Executive Officer of Aetos Capital, LLC (the parent entity of Aetos Alternatives Management, LLC, each Fund’s investment manager (the “Investment Manager”)), died on October 19, 2007. Because

Mr. Allwin had a controlling interest in the Investment Manager, pursuant to the Investment Company Act Mr. Allwin’s death resulted in the automatic termination of each Fund’s investment advisory agreement (each, an “Advisory Agreement”) with the Investment Manager. Each Fund’s Board has approved an interim advisory agreement between each Fund and the Investment Manager (each, an “Interim Advisory Agreement”), pursuant to which the Investment Manager will continue to provide investment management services to each Fund under the same terms as the terminated Advisory Agreement. Each Fund’s Interim Advisory Agreement will terminate upon the sooner to occur of (i) March 14, 2008, or (ii) the approval by each Fund’s Members of a successor investment advisory agreement between the Fund and the Investment Manager.

Please retain this supplement for future reference